Average Annual Total Returns		12 Months Ended	55 Months Ended
	Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		12.53%	3.71%
Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.13%	3.27%
Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	2.70%
Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		12.53%	3.71%
Class NT
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		12.53%	3.71%
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		8.30%	9.67%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		10.42%	10.78%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		12.53%	11.88%
Performance Inception Date	May 23, 2021
Class I | Blended Benchmark Index (50% Bloomberg U.S. Aggregate Bond Index/ 50% S&P 500 Total Return Index) (Index returns do not reflect deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	6.65%
Class I | Bloomberg U.S. Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	0.18%
Class I | S&P 500 Total Return Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	13.09%

[1]	The DGI Balanced Fund Class A, C, and I shares commenced operations on December 6, 2023.